UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------

Check here if Amendment |_|; Amendment Number:
                                               --------
             This Amendment (Check only one):  |_|  is a restatement.
                                               |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steel Partners II, L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lauren Isenman
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Lauren Isenman          , New York, NY, February 13, 2007
         ----------------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            39
                                         ------------------

Form 13F Information Table Value Total:    $1,302,475
                                         ------------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File      Name
             Number

       1     28-10766           Warren G. Lichtenstein
----------  ---------------   ------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

CRONOS GROUP S A            SHS        L20708100     22407   1440971    SH         OTHER           1          0      1440971    0

AMERICAN INDEPENDENCE CORP  COM NEW    026760405      3064    283711    SH         OTHER           1          0       283711    0

ANGELICA CORP               COM        034663104     47659   1847250    SH         OTHER           1          0      1847250    0

BAIRNCO CORP                COM        057097107     14155   1110200    SH         OTHER           1          0      1110200    0

BRINKS CO                   COM        109696104    248278   3884200    SH         OTHER           1          0      3884200    0

C&D TECHNOLOGIES INC        COM        124661109      2176    459000    SH         OTHER           1          0       459000    0

CHEMTURA CORP               COM        163893100      9630   1000000    SH         OTHER           1          0      1000000    0

                            COM PAR
CONTINENTAL MATLS CORP      $0.25      211615307      8883    335700    SH         OTHER           1          0       335700    0

COURTSIDE ACQUISITION CORP  COM        22274N102       135     24800    SH         OTHER           1          0        24800    0

DCAP GROUP INC              COM        233065200        56     18181    SH         OTHER           1          0        18181    0

EARTHLINK INC               COM        270321102     53254   7500522    SH         OTHER           1          0      7500522    0

ENPRO INDS INC              COM        29355X107    104725   3153403    SH         OTHER           1          0      3153403    0

ENSTAR GROUP INC GA         COM        29358R107     17724    184815    SH         OTHER           1          0       184815    0

EQUITY OFFICE PROPERTIES    COM        294741103     48170   1000000    SH         OTHER           1          0      1000000    0
TRU

GENCORP INC                 COM        368682100     56032   3996600    SH         OTHER           1          0      3996600    0

HD PARTNERS ACQUISITION     COM        40415K100      2317    314200    SH         OTHER           1          0       314200    0
CORP



HALLMARK FINL SVCS INC EC   COM NEW    40624Q203       288     29083    SH         OTHER           1          0        29083    0

HEALTHCARE ACQUISITION      COM        42224H104      2919    393900    SH         OTHER           1          0       393900    0
CP NE

IKON OFFICE SOLUTIONS INC   COM        451713101    203910  12456300    SH         OTHER           1          0      12456300   0

INDEPENDENCE HLDG CO NEW    COM NEW    453440307      2363    108234    SH         OTHER           1          0       108234    0

LAYNE CHRISTENSEN CO        COM        521050104     30751    936676    SH         OTHER           1          0       936676    0

LUBRIZOL CORP               COM        549271104     38856    775100    SH         OTHER           1          0       775100    0

MARATHON ACQUISITION CORP   COM        565756103      8280   1104000    SH         OTHER           1          0      1104000    0

MUELLER WTR PRODS INC       COM SER B  624758207     97268   6528032    SH         OTHER           1          0      6528032    0

NATHANS FAMOUS INC NEW      COM        632347100     14662   1018200    SH         OTHER           1          0      1018200    0

NAUGATUCK VY FINL CORP      COM        639067107       269     21834    SH         OTHER           1          0        21834    0

NEW FRONTIER MEDIA INC      COM        644398109     34149   3553503    SH         OTHER           1          0      3553503    0

P & F INDS INC              CL A NEW   692830508      3862    351085    SH         OTHER           1          0       351085    0

REUNION INDS INC            COM        761312107       304    779420    SH         OTHER           1          0       779420    0

RONSON CORP                 COM NEW    776338204       898    438128    SH         OTHER           1          0       438128    0

ROTECH HEALTHCARE INC       COM        778669101     12040   5374940    SH         OTHER           1          0      5374940    0

S L INDS INC                COM        784413106     26139   1608550    SH         OTHER           1          0      1608550    0

SELECTICA INC               COM        816288104      2735   1545222    SH         OTHER           1          0      1545222    0

STAR MARITIME ACQUISITION   COM        85516E107      1276    130100    SH         OTHER           1          0       130100    0
CO

STRATEGIC DISTR INC         COM NEW    862701307      2947    289489    SH         OTHER           1          0       289489    0

STRATOS INTERNATIONAL INC   COM NEW    863100202     16596   2183650    SH         OTHER           1          0      2183650    0



UNITED INDL CORP            COM        910671106     98249   1935950    SH         OTHER           1          0      1935950    0

VECTOR GROUP LTD            COM        92240M108     30240   1703679    SH         OTHER           1          0      1703679    0

WALTER INDS INC             COM        93317Q105     34809   1286856    SH         OTHER           1          0      1286856    0
